Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (210,217)	$ (207,118)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(195,581)	(189,792)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	57	(3,770)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(15,370)	(14,079)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	677	523
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(68,899)	(70,634)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(32,731)	(30,014)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (108,587)	$ (106,470)